Significant Accounting Policies - Wholly owned subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
ALP Ace BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Centre BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Defender BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Forward BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Guard BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Ippon BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Keeper BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Maritime Contractors BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Maritime Group BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Maritime Holding BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Maritime Services BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Ocean Towage Holding BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Striker BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Sweeper BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
ALP Winger BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera (Atlantic) Chartering ULC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera (Atlantic) Management ULC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Al Rayyan LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera do Brasil Servicos Maritimos Ltda.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Grand Banks AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Grand Banks Shipping AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Crewing AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Coöperatief U.A.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Finance Corp.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Group Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure FSO Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Holdings L.L.C.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Norway AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Production (Singapore) Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Production AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Production Crew AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Production Holdings AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Production Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Services Pte. Ltd
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Knarr AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Libra Netherlands BV
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Luxembourg S.a.r.l.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Norway Holdings AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Norway Marine AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Operations Australia Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Partners Holding AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Petrojarl FPSO Petrolífera do Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Petrojarl I Servicos de Petroleo Ltda.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Piranema Servicos de Petroleo Ltda.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Production UK Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Shuttle Loading Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Shuttle Tanker Finance LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Shuttle Tankers LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Voyageur Production Limited.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Wave AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Wind AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Amundsen Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Apollo Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Arendal Spirit AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Arendal Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Arendal Spirit UK Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Aurora Spirit AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Bossa Nova Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Clipper LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Current Spirit AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Dampier Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Gina Krog AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Gina Krog Offshore Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Golar Nor (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Knarr LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Lambada Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Logitel Offshore Norway AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Logitel Offshore Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Logitel Offshore Rig I Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Logitel Offshore Rig II Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Logitel Offshore Rig III LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Nansen Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Navion Bergen AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Navion Bergen LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Navion Gothenburg AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Navion Offshore Loading AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Peary Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Petrojarl I LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Petrojarl I Production AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Piranema LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Piranema Production AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Rainbow Spirit AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Salamander Production (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Samba Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Scott Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Sertanejo Spirit LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Siri Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Teekay Australia Offshore Holdings Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Teekay FSO Finance Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Teekay Hiload LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Global Shared Services (Philippines) Inc.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Tide Spirit AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Tiro Sidon UK L.L.P.
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Altera Infrastructure Siri AS
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
TPO Siri LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Varg LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%
Voyageur LLC
Disclosure of subsidiaries [line items]
Proportion of Ownership Interest	100.00%